Eaton Vance

California Municipal Income Trust

August 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 146.0%

Security	Principal Amount (000’s omitted)	Value
Education — 16.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$213,079
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	360,212
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	747,555
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	446,312
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	307,401
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	877,165
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	919,751
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	967,674
California State University, 5.00%, 11/1/41(1)	6,275	7,561,187
University of California, 5.00%, 5/15/46(1)	4,075	4,891,345

		$17,291,681

Electric Utilities — 7.4%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$270,988
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	4,000	4,965,480
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,525,215
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	701,026
Vernon, Electric System Revenue, 5.125%, 8/1/21	320	321,085

		$7,783,794

Escrowed/Prerefunded — 0.3%
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	$120	$133,017
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	115	127,349

		$260,366

General Obligations — 37.5%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$3,325	$4,104,580
California, 5.50%, 11/1/35	1,600	1,681,888
Illinois, 5.00%, 12/1/35	2,000	2,304,100
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	6,750	8,539,627
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	3,500	4,254,425
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	6,000	7,248,360
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,784,460
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	6,000	7,342,200

		$39,259,640

Hospital — 28.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,059,760
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	201,295
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	3,000	3,455,520
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	704,774

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	$910	$1,008,180
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	430	483,397
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(1)	6,000	6,745,080
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,297,468
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	604,743
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	6,000	7,250,280
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	500	580,385
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,144,920
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	3,750	4,561,650
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	712,729

		$29,810,181

Housing — 1.9%
California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$940	$1,032,430
California Department of Veterans Affairs, Home Purchase Revenue, 3.60%, 12/1/43	830	909,788

		$1,942,218

Insured-Escrowed/Prerefunded — 4.5%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,753,150

		$4,753,150

Insured-General Obligations — 6.2%
Perris Union High School District, (Election of 2018), (AGM), 4.00%, 9/1/43	$1,910	$2,220,318
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,314,505

		$6,534,823

Insured-Transportation — 7.0%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,943,250
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	3,392,595

		$7,335,845

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,048,727

		$1,048,727

Other Revenue — 2.8%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	$2,350	$2,511,539
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	385	386,082

		$2,897,621

Senior Living/Life Care — 1.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$313,737
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	607,344
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	619,685

		$1,540,766

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 7.5%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$500	$570,855
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	517,656
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	258,629
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	360,865
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	258,283
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	2,100	2,601,669
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	2,400	2,481,072
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	795,325

		$7,844,354

Transportation — 8.8%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$3,633,540
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,179,190
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,830,187
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	500	580,235

		$9,223,152

Water and Sewer — 14.6%
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	$5,250	$6,369,143
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	6,000	7,086,180
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,816,467

		$15,271,790

Total Tax-Exempt Municipal Securities — 146.0% (identified cost $138,302,800)		$152,798,108

Taxable Municipal Securities — 8.6%

Security	Principal Amount (000’s omitted)	Value
Education — 3.3%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,425,280

		$3,425,280

Security	Principal Amount (000’s omitted)	Value
Hospital — 5.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,746,275
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,828,625

		$5,574,900

Total Taxable Municipal Securities — 8.6% (identified cost $8,069,040)		$9,000,180

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value
Other — 1.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(2)	$1,040	$1,221,584

Total Corporate Bonds & Notes — 1.2% (identified cost $1,040,000)		$1,221,584

Total Investments — 155.8% (identified cost $147,411,840)		$163,019,872

Other Assets, Less Liabilities — (55.8)%		$(58,393,900)

Net Assets — 100.0%		$104,625,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 11.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 6.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $1,828,928 or 1.7% of the Trust’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Trust did not have any open derivative instruments at August 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$152,798,108	$—	$152,798,108
Taxable Municipal Securities	—	9,000,180	—	9,000,180
Corporate Bonds & Notes	—	1,221,584	—	1,221,584
Total Investments	$—	$163,019,872	$—	$163,019,872

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.